UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                     FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  September 30, 2012

 Check here if Amendment [ X ]; Amendment Number: 1
 This Amendment  (Check only one.):  [X ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wisconsin Capital Management, LLC
Address:  1221 John Q. Hammons Drive
          Madison, WI  53717

13F File Number:  28-04396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Connie M. Redman
Title:     Chief Compliance Officer
Phone:     608-824-8800
Signature, Place, and Date of Signing:

/s/ Connie M. Redman        Madison, WI           November 14, 2012
Report Type (check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:	   250,672
					 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM            		COM		88579Y101 5,917	   64,024   SH		SOLE		   61,424	     2,600
ABBOTT LABS          		COM		2824100   6,427	   93,750   SH		SOLE		   89,850	     3,900
ALLIANCE ONE INTL INC		COM		18772103     36	   11,150   SH		SOLE		   11,150	         0
ALLIANT ENERGY CORP  		COM		18802108    351	    8,096   SH		SOLE		    8,096	         0
ALPS ETF TR          		ETF		00162Q866   626	   37,760   SH		SOLE		   32,760	     5,000
ALTRIA GROUP INC COM 		COM		02209S103   541	   16,191   SH		SOLE		   16,191	         0
AMERICAN EXPRESS     		COM		25816109  4,218	   74,180   SH		SOLE		   72,230	     1,950
ANNALY MTG MGMT INC C		COM		35710409    394	   23,400   SH		SOLE		   22,600	       800
APACHE CORP          		PFD		37411808    326	    6,690   SH		SOLE		    6,690	         0
APPLE INC            		COM		7833100	 12,985	   19,465   SH		SOLE		   18,742	       723
ARMANINO FOOD DISTINC		COM		42166801     33	   36,000   SH		SOLE		   36,000	         0
BANK OF MONTREAL     		ADR		63671101  4,446	   75,309   SH		SOLE		   73,259	     2,050
BERKSHIRE HATHAWAY IN		COM		84670702  4,346	   49,275   SH		SOLE		   47,875	     1,400
BP PLC ADR           		ADR		55622104  4,571	  107,900   SH		SOLE		  104,600	     3,300
CDEX INC CL A        		COM		12507E102     0	   12,000   SH		SOLE		   12,000	         0
CHEVRON CORP NEW COM 		COM		166764100 4,983	   42,751   SH		SOLE		   41,001	     1,750
CITIGROUP INC COM NEW		COM		172967424 1,065	   32,550   SH		SOLE		   30,550	     2,000
COCA-COLA CO         		COM		191216100 4,452	  117,380   SH		SOLE		  113,880	     3,500
CONOCOPHILLIPS COM   		COM		20825C104 5,823	  101,831   SH		SOLE		   98,281	     3,550
DNP SELECT INCOME FD 		COM		23325P104   125	   12,688   SH		SOLE		   12,688	         0
DU PONT E I DE NEMOUR		COM		263534109 4,894	   97,360   SH		SOLE		   93,400	     3,960
DUKE ENERGY CORP     		COM		26441C204   806	   12,434   SH		SOLE		   11,834	       600
DYNASIL CORP AMER COM		COM		268102100   182	  113,465   SH		SOLE		  113,465	         0
EMC CORP             		COM		268648102 1,159	   42,492   SH		SOLE		   42,192	       300
EMERSON ELEC CO      		COM		291011104 5,013	  103,850   SH		SOLE		  100,900	     2,950
ENSCO PLC            		FGN		G3157S106 4,897	   89,750   SH		SOLE		   87,300	     2,450
EXACT SCIENCES CORP  		COM		30063P105   561	   51,000   SH		SOLE		   51,000	         0
EXELON CORP          		COM		30161N101   205	    5,760   SH		SOLE		    5,760	         0
EXPRESS SCRIPTS INC C		COM		30219G108 6,236	   99,574   SH		SOLE		   95,574	     4,000
EXXON MOBIL CORPORATI		COM		30231G102 4,620	   50,524   SH		SOLE		   48,774	     1,750
FORD MOTOR COMPANY   		COM		345370860   187	   18,975   SH		SOLE		   17,475	     1,500
FORTRESS INVT GRP LLC		LPD		34958B106    79	   17,950   SH		SOLE		   14,450	     3,500
GENERAL ELEC CO      		COM		369604103 8,657	  381,216   SH		SOLE		  366,686	    14,530
GLOBAL GEOPHYSICAL SV		COM		37946S107 3,047	  552,985   SH		SOLE		  536,985	    16,000
GLOBAL PMTS INC      		COM		37940X102 5,492	  131,295   SH		SOLE		  127,395	     3,900
GOLDMAN SACHS GROUP I		PFD		38144G804 4,484	  212,925   SH		SOLE		  204,925	     8,000
GOOGLE INC CL A      		COM		38259P508 7,705	    7,705   SH		SOLE		    7,390	       315
I B M                		COM		459200101   386	    1,862   SH		SOLE		    1,862	         0
INTERPUBLIC GROUP COS		COM		460690100   196	   17,600   SH		SOLE		   17,600	         0
ION GEOPHYSICAL CORP 		COM		462044108 4,922	  709,150   SH		SOLE		  684,450	    24,700
ISHARES SILVER TRUST 		ETF		46428Q109   827	   24,715   SH		SOLE		   24,715	         0
ISHARES TR RUSL 2000 		ETF		464287648   222	    2,325   SH		SOLE		    2,325	         0
ISHARES TR RUSSELL MC		ETF		464287481   516	    8,300   SH		SOLE		    8,300	         0
ISHARES TR RUSSELL MC		ETF		464287473   344	    7,055   SH		SOLE		    7,055	         0
ISHARES TR RUSSELL100		ETF		464287614   295	    4,425   SH		SOLE		    4,425	         0
JOHNSON & JOHNSON    		COM		478160104 7,372	  106,977   SH		SOLE		  102,727	     4,250
JOHNSON CONTROLS     		COM		478366107 5,574	  203,415   SH		SOLE		  198,015	     5,400
JP MORGAN CHASE      		COM		46625H100 5,286	  130,589   SH		SOLE		  126,439	     4,150
KOHLS CORP           		COM		500255104 6,632	  129,475   SH		SOLE		  125,275	     4,200
LINEAR TECHNOLOGY COR		CONV		535678AC0   362	  350,000   PRN		SOLE		  350,000	         0
MARKET VECTORS ETF   		ETF		57060U191   547	   13,594   SH		SOLE		   12,769	       825
MCDONALDS  CORP      		COM		580135101 5,070	   55,255   SH		SOLE		   53,405	     1,850
MERCK & CO INC NEW CO		COM		58933Y105 4,285	   95,013   SH		SOLE		   90,713	     4,300
MICROCHIP TECHNOLOGY 		COM		595017104 4,411	  134,735   SH		SOLE		  130,435	     4,300
MICROSOFT CORP       		COM		594918104 6,338	  212,957   SH		SOLE		  207,387	     5,570
MORGAN STANLEY CAP TR		PFD		61753R200   283	   11,458   SH		SOLE		   11,458	         0
NATIONAL GRID PLC SPO		ADR		636274300 1,200	   21,676   SH		SOLE		   19,951	     1,725
NATIONAL PRESTO INDS 		COM		637215104   376	    5,160   SH		SOLE		    4,960	       200
NUVEEN MUN VALUE FD C		COM		670928100   109	   10,500   SH		SOLE		   10,500	         0
OLD REP INTL CORP    		COM		680223104 4,285	  460,710   SH		SOLE		  446,010	    14,700
PEPSICO INC          		COM		713448108 8,126	  114,825   SH		SOLE		  110,825	     4,000
PHILIP MORRIS INTL IN		COM		718172109   720	    8,000   SH		SOLE		    8,000	         0
PHILLIPS 66          		COM		718546104 2,524	   54,442   SH		SOLE		   52,667	     1,775
PINNACLE WEST CAP COR		COM		723484101   367	    6,950   SH		SOLE		    6,550	       400
PROCTER & GAMBLE COMP		COM		742718109 5,068	   73,066   SH		SOLE		   71,216	     1,850
QUALCOMM INC         		COM		747525103 9,762	  156,275   SH		SOLE		  150,675	     5,600
ROYAL CARIBBEAN CRUIS		FGN		V7780T103   725	   24,000   SH		SOLE		   24,000	         0
SELECT SECTOR SPDR TR		ETF		81369Y407   611	   13,065   SH		SOLE		   12,665	       400
SELECT SECTOR SPDR TR		ETF		81369Y605   570	   36,575   SH		SOLE		   35,325	     1,250
SHERWIN WILLIAMS     		COM		824348106   223	    1,500   SH		SOLE		    1,500	         0
SIEMENS AG SPONSORD A		ADR		826197501 6,809	   67,990   SH		SOLE		   65,665	     2,325
SPDR GOLD TRUST GOLD 		ETF		78463V107 5,774	   33,592   SH		SOLE		   33,392	       200
SPDR S&P 500 ETF     		ETF		78462F103   265	    1,840   SH		SOLE		    1,840	         0
STRYKER CORP         		COM		863667101 3,338	   59,980   SH		SOLE		   57,930	     2,050
SUNPEAKS VENTURES INC		COM		86765E202     1	   20,000   SH		SOLE		   20,000	         0
SYSCO CORP           		COM		871829107   257	    8,205   SH		SOLE		    8,205	         0
TRANSCANADA CORP COM 		FGN		89353D107 3,168	   69,630   SH		SOLE		   67,330	     2,300
TRANSOCEAN INC       		CONV		893830AW9   248	  250,000   PRN		SOLE		  250,000	         0
US BANCORP           		COM		902973304   243	    7,096   SH		SOLE		    7,096	         0
UNITED PARCEL SERVICE		COM		911312106 2,128	   29,735   SH		SOLE		   28,385	     1,350
UNIVERSAL CORP VA COM		COM		913456109 3,988	   78,325   SH		SOLE		   74,975	     3,350
VANGUARD BD INDX SHOR		ETF		921937827   221	    2,710   SH		SOLE		    2,710	         0
VANGUARD INDX SML CAP		ETF		922908595   219	    2,486   SH		SOLE		    2,486	         0
VERIFONE SYSTEMS     		COM		92342Y109   975	   35,000   SH		SOLE		   35,000	         0
VERIZON COMMUNICATION		COM		92343V104 1,270	   27,875   SH		SOLE		   26,875	     1,000
VISA INC COM CL A    		COM		92826C839 3,821	   28,459   SH		SOLE		   27,259	     1,200
VODAFONE GROUP PLC NE		ADR		92857W209 7,933	  278,366   SH		SOLE		  268,716	     9,650
WALGREEN COMPANY     		COM		931422109 1,591	   43,650   SH		SOLE		   43,650	         0
